Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets

4. Goodwill and Other Intangible Assets

The following is a summary of intangible assets at March 31, 2012 and December 31, 2011:

	Estimated Life (Years)	March 31, 2012		December 31, 2011
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 – 10	$469,149	$453,475	$468,371	$451,524
Non-competition agreements	3 – 15	63,604	62,068	63,592	61,849
Site locations	15	1,386,752	948,580	1,383,076	925,291
Other	5 – 15	13,608	13,111	13,608	13,103

		$1,933,113	$1,477,234	$1,928,647	$1,451,767
Unamortizable Intangible Assets:
Goodwill		$1,680,841	$253,635	$1,680,483	$253,635

(5) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated	2011		2010
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$468,371	$451,524	$466,412	$441,641
Non-competition agreements	3 — 15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,291	1,375,298	833,418
Other	5 — 15	13,608	13,103	13,608	13,074

		$1,928,647	$1,451,767	$1,918,811	$1,349,088

Unamortizable Intangible Assets: Goodwill		$1,680,483	$253,635	$1,679,770	$253,635

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,679,770
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,680,483

Amortization expense for the year ended December 31, 2011 was $102,918. The following is a summary of the estimated amortization expense for future years:

Year ended December 31, 2012	$99,917
Year ended December 31, 2013	97,165
Year ended December 31, 2014	83,200
Year ended December 31, 2015	46,770
Year ended December 31, 2016	36,267
Thereafter	113,561

Total	$476,880

LAMAR MEDIA CORP
Goodwill and Other Intangible Assets

(3) Goodwill and Other Intangible Assets

The following is a summary of intangible assets at December 31, 2011 and December 31, 2010:

	Estimated Life (Years)	2011		2010
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$468,371	$451,524	$466,412	$441,641
Non-competition agreement	3—15	63,592	61,849	63,493	60,955
Site locations	15	1,383,076	925,290	1,375,298	833,418
Other	5—15	13,063	13,063	13,063	13,063

		$1,928,102	$1,451,726	$1,918,266	$1,349,077
Unamortizable Intangible Assets:
Goodwill		$1,669,462	$252,766	$1,668,749	$252,766

The changes in the gross carrying amount of goodwill for the year ended December 31, 2011 are as follows:

Balance as of December 31, 2010	$1,668,749
Goodwill acquired during the year	775
Purchase price adjustments and other	(62)
Impairment losses	—

Balance as of December 31, 2011	$1,669,462